Putnam Investments, LLC
                                                 One Post Office Square
                                                 Boston, MA 02109
                                                 January 3, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Investment Funds Trust (Reg. No. 33-56339 ) (811-7237)
    Post-Effective Amendment No. 49 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information for the Putnam Emerging Market Fund, Putnam International Fund, Putnam International Voyager Fund and Putnam New Value Fund that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 49 to the Trust's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 28, 2001.

Comments or questions concerning this certificate may be directed to Beth K. Werths at 1-800-225-2465, ext. 11913.

                                          Very truly yours,

                                          Putnam Investment Funds Trust

                                         /s/ Gordon H. Silver
                                     By: ----------------------------
                                         Gordon H. Silver
                                         Vice President

cc: Jason Pogorelec, Esq.
    Ropes & Gray